UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments January 31, 2019 (Unaudited)

Jackson Square All-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 25.2%#
Cars.com *	508	$13,874
Charter Communications - Class A*	139	46,016
Dollar General	1,527	176,262
Dollar Tree *	1,722	166,741
Dunkin' Brands Group	410	28,040
GCI Liberty - Class A*	295	15,016
Hasbro	1,648	149,243
Liberty Global - Series A * (a)	1,659	40,480
Liberty Global - Series C * (a)	3,299	77,724
Liberty Media-Liberty Formula One - Class C *	136	4,266
Liberty TripAdvisor Holdings - Series A *	8,237	137,228
Lowe's Companies	133	12,789
New York Times - Class A	12,954	333,047
Stitch Fix - Class A*	1,118	25,099
TripAdvisor *	2,508	143,909
Wyndham Hotels & Resorts	56	2,749
		1,372,483
Consumer Staples - 0.4%
Constellation Brands - Class A	132	22,923
Energy - 1.0%
Centennial Resource Development - Class A *	1,955	25,747
Kinder Morgan	1,615	29,232
		54,979
Financial Services - 18.3%
Affiliated Managers Group	63	6,612
Charles Schwab	3,046	142,461
CME Group	733	133,611
Crown Castle International - REIT	327	38,279
Equity Commonwealth - REIT	1,628	52,682
Intercontinental Exchange	800	61,408
KKR & Co. - Class A	7,496	168,285
LendingTree *	124	36,746
Mastercard - Class A	486	102,609
PayPal Holdings *	1,043	92,577
Redfin *	3,793	67,857
Visa - Class A	695	93,832
		996,959
Health Care - 14.0%
ABIOMED *	102	35,809
AMAG Pharmaceuticals *	1,700	27,829
Biogen *	598	199,601
Evolent Health - Class A *	558	9,865
Haemonetics *	232	22,947
HealthEquity *	76	4,738
Illumina *	223	62,393
IQVIA Holdings *	1,553	200,353
Portola Pharmaceuticals *	2,254	61,083
UnitedHealth Group	496	134,019
		758,637
Industrials - 1.0%
Safran (a)(b)	417	54,789
Producer Durables - 5.7%
Airbus (a)(b)	157	18,096
Boeing	396	152,705
Deere & Co.	40	6,560
Expeditors International of Washington	659	45,669
Experian (a)(b)	421	10,570
FedEx	429	76,178
		309,778

Technology - 31.1%#
Alibaba Group Holding - ADR *	196		33,024
Alphabet - Class A *	39		43,910
Alphabet - Class C *	33		36,840
Amadeus IT Group (a)(b)	63		4,581
Applied Materials	4,261		166,520
Arco Platform - Class A*	398		10,062
Arista Networks *	319		68,515
ASML Holding (a)(b)	53		9,268
Autodesk *	1,150		169,280
Coupa Software *	315		27,393
IHS Markit *	697		36,188
IPG Photonics *	67		8,911
LiveRamp Holdings *	8,276		359,510
Logitech International (a)(b)	419		15,286
Microsoft	3,733		389,837
Paycom Software *	37		5,485
Samsung Electronics (a)(b)	150		6,254
Samsung Electronics - GDR (b)	18		18,550
Scout24 (a)(b)	379		17,818
Take-Two Interactive Software *	1,524		160,858
Tencent Music Entertainment Group - ADR *	0	(c)	1
Varonis Systems *	797		47,087
Wix.com *	378		41,334
Yelp *	517		18,829
			1,695,341
Utilities - 1.1%
j2 Global	810		60,880
TOTAL COMMON STOCKS
(Cost $4,755,757)			5,326,769

Total Investments - 97.8%
(Cost $4,755,757)			5,326,769
Other Assets and Liabilities, Net - 2.2%			120,676
Total Net Assets - 100.0%			$5,447,445

#
As of January 31, 2019, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The consumer discretionary sector may be greatly impacted by changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulations, marketing, and supply and demand. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

*	Non-income producing security.
(a)	Foreign Security.
(b)	Level 2 Security.
(c)	Represents a fractional share. Rounds to less than half a share.
ADR - American Depositary Receipt
GDR - Global Depositary receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,171,557	$155,212	-	$5,326,769
Total Investments	$5,171,557	$155,212	-	$5,326,769

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments January 31, 2019 (Unaudited)

Jackson Square Global Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.6%
Brazil - 6.3%
Arco Platform - Class A*	5,975	$151,048
Localiza Rent a Car (a)	29,188	266,850
MercadoLibre *	631	229,684
		647,582
China/Hong Kong - 1.9%
Alibaba Group Holding - ADR *	1,157	194,943
Denmark - 2.5%
DSV (a)	3,266	260,654
France - 5.2%
Airbus (a)	2,480	285,844
Safran (a)	1,909	250,821
		536,665
Germany - 2.6%
Scout24 (a)	5,560	261,395
Japan - 4.4%
MonotaRO (a)	9,254	197,601
Otsuka Holdings (a)	6,117	250,892
		448,493
Netherlands - 2.7%
ASML Holding (a)	1,556	272,093
South Korea - 2.7%
Samsung Electronics (a)	6,590	274,764
Spain - 2.4%
Amadeus IT Group (a)	3,384	246,079
United Kingdom - 14.6%
Bunzl (a)	9,015	284,262
Experian (a)	12,276	308,220
IHS Markit *	4,306	223,568
InterContinental Hotels Group (a)	3,512	199,578
Intertek Group (a)	3,925	253,276
Liberty Global - Series C *	9,870	232,537
		1,501,441
United States - 52.3%
Alphabet - Class A *	142	159,876
Biogen *	785	262,017
CME Group	1,689	307,871
FedEx	1,246	221,252
Haemonetics *	3,028	299,499
Illumina *	646	180,744
Intercontinental Exchange	4,176	320,550
IPG Photonics *	1,620	215,460
IQVIA Holdings *	3,072	396,319
KKR & Co. - Class A	11,394	255,795
LiveRamp Holdings *	9,170	398,345
Mastercard - Class A	1,788	377,500
Microsoft	3,848	401,847
New York Times - Class A	14,792	380,302
PayPal Holdings *	3,023	268,322
TripAdvisor *	4,555	261,366
UnitedHealth Group	1,150	310,730
Visa - Class A	2,579	348,191
		5,365,986
TOTAL COMMON STOCKS
(Cost $8,302,575)		10,010,095

Total Investments - 97.6%
(Cost $8,302,575)		10,010,095
Other Assets and Liabilities, Net - 2.4%		244,576
Total Net Assets - 100.0%		$10,254,671

*	Non-income producing security.
(a)	Level 2 Security.
ADR - American Depositary Receipt

At January 31, 2019, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Technology#	29.5%
Financial Services	18.3%
Health Care	16.6%
Producer Durables	15.7%
Consumer Discretionary	12.4%
Industrials	5.1%
Other Assets and Liabilities, Net	2.4%
Total	100.0%

#
As of January 31, 2019, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,397,766	$3,612,329	-	$10,010,095
Total Investments	$6,397,766	$3,612,329	-	$10,010,095

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments January 31, 2019 (Unaudited)

Jackson Square Large-Cap Growth Fund

Description	Shares/Par	Value
COMMON STOCKS - 98.4%
Consumer Discretionary - 23.0%
Charter Communications - Class A*	8,159	$2,701,037
Dollar General	42,112	4,860,988
Dollar Tree *	51,373	4,974,447
Hasbro	56,439	5,111,116
Liberty Global - Series A *(a)	29,276	714,334
Liberty Global - Series C *(a)	163,010	3,840,516
TripAdvisor *	80,131	4,597,917
		26,800,355
Consumer Staples - 2.8%
Constellation Brands - Class A	18,495	3,211,842
Financial Services - 26.9%#
Charles Schwab	84,886	3,970,118
CME Group	16,640	3,033,139
Crown Castle International - REIT	19,816	2,319,661
Intercontinental Exchange	53,396	4,098,677
KKR & Co. - Class A	250,838	5,631,313
Mastercard - Class A	19,910	4,203,599
PayPal Holdings *	46,228	4,103,197
Visa - Class A	29,259	3,950,258
		31,309,962
Health Care - 16.0%
Biogen *	14,660	4,893,215
Illumina *	9,464	2,647,932
IQVIA Holdings *	49,768	6,420,570
UnitedHealth Group	17,349	4,687,700
		18,649,417
Producer Durables - 2.0%
FedEx	13,082	2,322,971
Technology - 27.7%#
Alibaba Group Holding - ADR *	11,711	1,973,186
Alphabet - Class A *	3,117	3,509,399
Alphabet - Class C *	724	808,252
Applied Materials	102,968	4,023,989
Arista Networks *	14,009	3,008,853
Autodesk *	30,366	4,469,875
Microsoft	97,153	10,145,688
Take-Two Interactive Software *	41,194	4,348,027
		32,287,269
TOTAL COMMON STOCKS
(Cost $100,630,473)		114,581,816

SHORT-TERM INVESTMENT - 1.0%
United States Treasury Bill
2.379%, 05/30/2019 (b)^	$1,200,000	1,190,642
TOTAL SHORT-TERM INVESTMENT
(Cost $1,190,403)		1,190,642

Total Investments - 99.4%
(Cost $101,820,876)		115,772,458
Other Assets and Liabilities, Net - 0.6%		661,152
Total Net Assets - 100.0%		$116,433,610

*	Non-income producing security.
(a)	Foreign Security.
(b)	Level 2 Security.
#
As of January 31, 2019, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	The rate shown is the effective yield as of January 31, 2019.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$114,581,816	$-	$-	$114,581,816
Short-Term Investment	-	1,190,642	-	1,190,642
Total Investments	$114,581,816	$1,190,642	-	$115,772,458

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments January 31, 2019 (Unaudited)

Jackson Square Select 20 Growth Fund

Description	Shares	Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 21.9%
Hasbro	2,324	$210,462
Liberty Global - Series C *(a)	9,238	217,647
New York Times - Class A	11,355	291,937
TripAdvisor *	6,414	368,035
		1,088,081
Financial Services - 26.4%#
Charles Schwab	4,677	218,743
CME Group	1,171	213,450
Intercontinental Exchange	2,907	223,141
KKR & Co. - Class A	7,983	179,218
PayPal Holdings *	2,281	202,462
Visa - Class A	2,036	274,881
		1,311,895
Health Care - 9.1%
Biogen *	602	200,936
IQVIA Holdings *	1,925	248,344
		449,280
Producer Durables - 7.6%
Boeing	601	231,757
FedEx	831	147,561
		379,318
Technology - 33.9%#
Alphabet - Class A *	91	102,456
Alphabet - Class C *	92	102,706
Applied Materials	5,791	226,312
Autodesk *	1,928	283,802
LiveRamp Holdings *	7,341	318,893
Microsoft	4,524	472,441
Take-Two Interactive Software *	1,691	178,485
		1,685,095
TOTAL COMMON STOCKS
(Cost $3,847,904)		4,913,669

Total Investments - 98.9%
(Cost $3,847,904)		4,913,669
Other Assets and Liabilities, Net - 1.1%		56,739
Total Net Assets - 100.0%		$4,970,408

*	Non-income producing security.
(a)	Foreign Security.
#
As of January 31, 2019, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensistive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competitiion and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,913,669	-	-	$4,913,669
Total Investments	$4,913,669	-	-	$4,913,669

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments January 31, 2019 (Unaudited)

Jackson Square SMID-Cap Growth Fund

Description	Shares/Par	Value
COMMON STOCKS - 95.6%
Consumer Discretionary - 30.4%#
Cars.com *	897,313	$24,505,618
Dunkin' Brands Group	399,976	27,354,359
GCI Liberty - Class A*	286,031	14,558,978
Liberty Media-Liberty Formula One - Class C *	478,958	15,024,912
Liberty TripAdvisor Holdings - Series A *	1,743,246	29,042,478
New York Times - Class A	1,550,434	39,861,658
Stitch Fix - Class A*	744,031	16,703,496
TripAdvisor *	211,976	12,163,183
Wyndham Hotels & Resorts	450,977	22,138,461
		201,353,143
Financial Services - 17.0%
Affiliated Managers Group	98,191	10,305,146
Equity Commonwealth - REIT	1,270,915	41,126,809
LendingTree *	92,691	27,468,051
MSCI	54,467	9,274,096
Redfin *	1,375,389	24,605,709
		112,779,811
Health Care - 12.6%
ABIOMED *	9,127	3,204,216
AMAG Pharmaceuticals *	608,593	9,962,667
Bio-Techne	200,288	34,942,245
Haemonetics *	141,711	14,016,635
HealthEquity *	170,293	10,616,066
Portola Pharmaceuticals *	383,919	10,404,205
		83,146,034
Producer Durables - 5.5%
Expeditors International of Washington	247,411	17,145,582
Graco	441,808	19,143,541
		36,289,123
Technology - 24.9%
Coupa Software *	288,710	25,106,222
LiveRamp Holdings *	836,710	36,346,682
Logitech International (a)(b)	491,264	17,922,646
Paycom Software *	185,870	27,553,369
Varonis Systems *	287,959	17,012,618
Wix.com *	210,735	23,043,872
Yelp *	495,038	18,029,284
		165,014,693
Utilities - 5.2%
j2 Global	462,474	34,759,546
TOTAL COMMON STOCKS
(Cost $579,647,414)		633,342,350

SHORT-TERM INVESTMENT - 0.6%
United States Treasury Bill
2.353%, 05/02/2019 (b)^	$3,870,000	3,847,239
TOTAL SHORT-TERM INVESTMENT
(Cost $3,846,756)		3,847,239

Total Investments - 96.2%
(Cost $583,494,170)		637,189,589
Other Assets and Liabilities, Net - 3.8%		25,054,946
Total Net Assets - 100.0%		$662,244,535

#
As of January 31, 2019, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The consumer discretionary sector may be greatly impacted by changes in domestic and international economies. interst rates, compeition, consumer confidence, consumer spending, government regulations, marketing, and supply and demand.

*	Non-income producing security.
(a)	Foreign Security.
(b)	Level 2 Security.
^	The rate shown is the effective yield as of January 31, 2019.
REIT- Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$615,419,704	$17,922,646	-	$633,342,350
Short-Term Investment	-	3,847,239	-	3,847,239
Total Investments	$615,419,704	$21,769,885	-	$637,189,589

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date  March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date  March 22, 2019

By (Signature and Title) /s/ Ryan L. Roell
                                        Ryan L. Roell, Treasurer

Date  March 22, 2019